RELATED PARTIES - Schedule of Total Amount of Transactions With Related Parties and Their Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties
Cost of services, equipment and accessories	$ (123)	$ (100)	$ (94)
Selling, general and administrative expenses	(393)	(305)	(284)
Finance costs	(75)	(82)	(82)
Impairment, net	(8)	(3)	(1)
Other operating income	8	1	1
Other income	12	40	35
Profit before tax	198	347	346
Ultimate and Immediate parent
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0	0
Selling, general and administrative expenses	0	0	0
Finance costs	(3)	(1)	0
Depreciation charge of right-of-use asset	0	0	0
Impairment, net	0	0	0
Other operating income	0	0	0
Other operating expenses	0	(21)	(8)
Other income	0	0	0
Profit before tax	(3)	(22)	(8)
Entities under common control
Disclosure of transactions between related parties
Cost of services, equipment and accessories	(11)	(7)	(6)
Selling, general and administrative expenses	0	0	0
Finance costs	(42)	(35)	(34)
Depreciation charge of right-of-use asset	(34)	(27)	(27)
Impairment, net	(1)	0	0
Other operating income	3	1	1
Other operating expenses	(10)	(1)	(2)
Other income	0	22	21
Profit before tax	(95)	(47)	(47)
Key Management Personnel
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0	0
Selling, general and administrative expenses	(10)	(8)	(7)
Finance costs	0	0	0
Depreciation charge of right-of-use asset	0	0	0
Impairment, net	0	0	0
Other operating income	0	0	0
Other operating expenses	0	0	0
Other income	0	0	0
Profit before tax	$ (10)	$ (8)	$ (7)